Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders’ Equity [Line Items]
Stockholders’ Equity

11.    Shareholders’ Equity

Common Shares

Authorized

The Company’s Articles of Incorporation authorized an unlimited number of common shares for issuance.

Articles of Amendment, effective on September 4, 2020, by the Company created two classes of common shares initially named Voting Common Shares, subsequently renamed Class A Common Shares, and Non-Voting Common Shares, subsequently renamed Class B Common Shares. The Company is authorized to issue an unlimited number of each of these classes of common shares.

Class A Common Shares

The holders of Class A Common Shares are entitled to receive dividends at the discretion of the board of directors and are entitled to one vote for each Class A Common Share held at any meeting of shareholders of the Company. The holders of Class A Common Shares are entitled to receive the remaining property of the Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the Preference Shares described in Note 10.

Class B Common Shares

The holders of Class B Common Shares are entitled to receive dividends at the discretion of the board of directors. The holders of Class B Common Shares are also entitled to receive the remaining property of the Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the Preference Shares described in Note 10. The holders of Class B Common Shares are not entitled to vote and will not receive notice of any meeting of shareholders of the Company.

Issued and outstanding

The following common shares are issued and outstanding at:

	June 30, 2022		December 31, 2021
	Number	Amount	Number	Amount
Class A Common Shares	8,119,690	$43,223,609	8,119,690	$43,223,609
Class B Common Shares	135,220	129,761	135,220	129,761

Balance	8,254,910	$43,353,370	8,254,910	$43,353,370

On October 25, 2021, the Company effected a stock split of the then outstanding Common and Preference shares at a ratio of 1,000-to-1. Stockholders received a whole share for fractional shares (if applicable) and the par value per common stock remains unchanged. A proportionate adjustment was made to the maximum number of shares issuable under the stock option plan, as amended.

On November 24, 2021, the Company issued 172,070 Class A Common Shares upon the exercise of the Option Liability at a price of $145.29 per share for gross cash proceeds of $25,000,000.

Warrants

On September 14, 2020, the Company issued a warrant to an arm’s length party in exchange for services. This warrant is convertible to Class B Common Shares equal to 5% undiluted interest in the Company’s total equity at an exercise price of $0.01 CAD per Class B Common Share and expiration term of 20 years. The warrant is subject to a performance condition that was met as of December 31, 2021 and the fair value of the warrant on the grant date, estimated to be $731,281 was recorded in additional paid-in capital as of December 31, 2021.

Restricted Stock Units

During the year ended December 31, 2021, the Company issued 10,625 Restricted Class B Common Shares as part of certain employment agreements as well as consideration for the Locals’ acquisition (Note 3). Certain of these Restricted Class B Common Shares had a performance based vesting condition that was met as of December 31, 2021 and the fair value of the restricted stock units on the grant date, estimated to be $110,838 was recorded in Class B Common Shares as of December 31, 2021.

Stock Options

On September 1, 2020, the Board of Directors of the Company authorized and approved a stock option plan which was amended and restated on April 1, 2021 and October 21, 2021. The amendment dated October 21, 2021 (the “Plan”) replaces and supersedes the previous stock option plans of the Company. In accordance with the Plan, stock options may be granted to employees, advisory board members, directors and officers of the Company and any present or future subsidiaries at an exercise price determined by the Board of Directors at the date of grant. The aggregate number of shares of the Company which may be issued and sold under the stock option plan shall be subject to authorization by the Company’s Board of Directors from time to time and is currently limited to the number of options currently granted. Under the stock option plan, participants are granted options which are subject to certain performance or service conditions.

All options to purchase common shares of the Company which were granted pursuant to earlier plans shall remain outstanding in accordance with their terms, provided that from the effective date of the Plan such existing options shall be governed by this Plan.

Conditions related to the performance based options had been met as of December 31, 2021, and as such, the fair value of the stock options was recognized in additional paid-in capital as of December 31, 2021.

The grant date fair values of the options issued under the Plan on various dates were in the range of $0.27 to $30.57 per option and were determined using the Black-Scholes option pricing model based upon the following assumptions:

Share price	$1.93 – $41.23
Exercise price	$0.48 – $165.80
Risk free interest rate	0.52% – 1.33%
Volatility	60% – 85%
Expected life	3 – 20 years
Dividend rate	0.00%

The Company estimated the volatility by reference to comparable companies that are publicly traded.

Stock option transactions are summarized as follows:

	Six months ended June 30, 2022		Twelve months ended December 31, 2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding,
beginning of year	3,531,064	$2.25	3,433,000	$0.48
Granted	—	—	98,064	64.28

Outstanding,
end of period	3,531,064	$2.25	3,531,064	$2.25
Vested and exercisable	3,501,967	$1.38	3,493,297	$1.17

The total unrecognized compensation cost for stock options issued as at June 30, 2022 is $106,279 (December 31, 2021 — $141,672) which is expected to be recognized over a weighted-average period of 1.82 years (December 31, 2021 — 2.32 years).

The weighted average fair value of the outstanding options as of June 30, 2022 was $0.73 (December 31, 2021 — $0.73). Share options outstanding at June 30, 2022 and December 31, 2021 have the following expiry dates and exercise prices:

Expiry	Exercise Price	Share Options June 30, 2022	Share Options December 31, 2021
2024	$159.87	30,144	30,144
2026	41.23	22,870	22,870
2027	4.52	8,370	8,370
2031	41.23	2,430	2,430
2040	0.48	3,433,000	3,433,000
2041	41.23	34,250	34,250
Total		3,531,064	3,531,064
Weighted average remaining contractual life of options outstanding		18 years	20 years

The Company recognized share-based compensation expense for the three and six months ended June 30, 2022 of $16,986 and $33,972, respectively (three and six months ended June 30, 2021 — $nil and $nil).

13.    Shareholders’ Equity

Common Shares

Authorized

The Company’s Articles of Incorporation authorized an unlimited number of common shares for issuance.

Articles of Amendment, effective on September 4, 2020, by the Company created two classes of common shares initially named Voting Common Shares, subsequently renamed Class A Common Shares, and Non-Voting Common Shares, subsequently renamed Class B Common Shares. The Company is authorized to issue an unlimited number of each of these classes of common shares.

Class A Common Shares

The holders of Class A Common Shares are entitled to receive dividends at the discretion of the board of directors and are entitled to one vote for each Class A Common Share held at any meeting of shareholders of the Company. The holders of Class A Common Shares are entitled to receive the remaining property of the Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the Preference Shares described in Note 12.

Class B Common Shares

The holders of Class B Common Shares are entitled to receive dividends at the discretion of the board of directors. The holders of Class B Common Shares are also entitled to receive the remaining property of the Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the Preference Shares described in Note 12. The holders of Class B Common Shares are not entitled to vote and will not receive notice of any meeting of shareholders of the Company.

Issued and outstanding

The following common shares are issued and outstanding at December 31:

		2021		2020
	Number	Amount	Number	Amount
Class A Common Shares	8,119,690	$43,223,609	7,491,000	$582,338
Class B Common Shares	135,220	129,761	50,000	19,355
Balance, December 31	8,254,910	$43,353,370	7,541,000	$601,693

On October 25, 2021, the Company effected a stock split of the then outstanding Common and Preference shares at a ratio of 1,000-to-1. Stockholders received a whole share for fractional shares (if applicable) and the par value per common stock remains unchanged. A proportionate adjustment was made to the maximum number of shares issuable under the stock option plan, as amended.

On November 24, 2021, the Company issued 172,070 Class A Common Shares upon the exercise of the Option Liability at a price of $145.29 per share for gross cash proceeds of $25,000,000.

Share Repurchases

During the year ended December 31, 2021, the Board of Directors of the Company approved the transfer of 27,000 Class A Common Shares to a new shareholder in order for the Company to immediately exchange those shares for Class B Common Shares and cancel the Class A Common Shares that were transferred. An additional 7,000 Class B Common Shares were issued during this period to an employee of the Company. The Company recognized share-based compensation expense of $10,835 for the year ended December 31, 2021 (2020 — $nil).

During the year ended December 31, 2020, the Board of Directors of the Company approved the repurchase of 2,087,000 Class A Common Shares of the Company. The difference between the repurchase price and book value was recorded against retained earnings.

Warrants

On September 14, 2020, the Company issued a warrant to an arm’s length party in exchange for services. This warrant is convertible to Class B Common Shares equal to 5% undiluted interest in the Company’s total equity at an exercise price of $0.01 CAD per Class B Common Share and expiration term of 20 years. The warrant is subject to a performance condition that was met as of December 31, 2021. The fair value of the warrant on the grant date, estimated to be $731,281 was recorded as a stock-based compensation expense.

Restricted Stock Units

During the year ended December 31, 2021, the Company issued 10,625 Restricted Class B Common Shares as part of certain employment agreements as well as consideration for the Locals’ acquisition (Note 3). Certain of these Restricted Class B Common Shares had a performance based vesting condition that was met as of December 31, 2021. The fair value of the restricted stock units on the grant date is estimated to be $110,838. No such issuances were made in the year ended December 31, 2020. The Company recognized share-based compensation expense of $44,776 for the year ended December 31, 2021 (2020 — $nil), with the remainder related to the Locals’ acquisition recognized as the purchase consideration.

Stock Options

On September 1, 2020, the Board of Directors of the Company authorized and approved a stock option plan which was amended and restated on April 1, 2021 and October 21, 2021. The amendment dated October 21, 2021 (the “Plan”) replaces and supersedes the previous stock option plans of the Company. In accordance with the Plan, stock options may be granted to employees, advisory board members, directors and officers of the Company and any present or future subsidiaries at an exercise price determined by the Board of Directors at the date of grant. The aggregate number of shares of the Company which may be issued and sold under the stock option plan shall be subject to authorization by the Company’s Board of Directors from time to time and is currently limited to the number of options currently granted. Under the stock option plan, participants are granted options which are subject to certain performance or service conditions.

All options to purchase common shares of the Company which were granted pursuant to earlier plans shall remain outstanding in accordance with their terms, provided that from the effective date of the Plan such existing options shall be governed by this Plan.

Conditions related to the performance based options have been met as of December 31, 2021, and as such, the Company has recognized the share-based compensation based on the grant date fair value of these options in the consolidated statement of comprehensive loss for the year ended December 31, 2021.

The grant date fair values of the options issued under the Plan on various dates were in the range of $0.27 to $30.57 per option and were determined using the Black-Scholes option pricing model based upon the following assumptions:

Share price	$1.93 – $41.23
Exercise price	$0.48 – $165.80
Risk free interest rate	0.52% – 1.33%
Volatility	60% – 85%
Expected life	3 – 20 years
Dividend rate	0.00%

The Company estimated the volatility by reference to comparable companies that are publicly traded.

Stock option transactions are summarized as follows:

	2021		2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding, beginning of year	3,433,000	$0.48	3,433,000	$0.61
Granted	98,064	64.28	3,433,000	0.48
Cancelled	—	—	(3,433,000)	(0.61)
Expired	—	—	—	—
Forfeited	—	—	—	—
Outstanding, end of year	3,531,064	$2.25	3,433,000	$0.48
Vested and exercisable at December 31,	3,493,297	$1.17	3,433,000	$0.48

The total unrecognized compensation cost for stock options issued as at December 31, 2021 is $141,672 (2020 — $1,123,877) which is expected to be recognized over a weighted-average period of 2.32 years (2020 — 1.87 years).

The weighted average fair value of the outstanding options is $0.73 (2020 — $0.34). Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Expiry	Exercise Price	Share Options 2021	Share Options 2020
2024	$159.87	30,144	—
2026	41.23	22,870	—
2027	4.52	8,370	—
2031	41.23	2,430	—
2040	0.48	3,433,000	3,433,000
2041	41.23	34,250	—
Total		3,531,064	3,433,000
Weighted average remaining contractual life of options outstanding		18 years	20 years

The Company recognized share-based compensation expense of $1,358,868 for the year ended December 31, 2021 (2020 — $1,102,044).

CF ACQUISITION CORP. VI [Member]
Stockholders’ Equity [Line Items]
Stockholders’ Equity

Note 6 — Stockholders’ Deficit

Class A Common Stock — The Company is authorized to issue 160,000,000 shares of Class A common stock, par value $0.0001 per share. As of both June 30, 2022 and December 31, 2021, there were 700,000 shares of Class A common stock issued and outstanding, excluding 30,000,000 shares subject to possible redemption. The outstanding shares of Class A common stock comprise of 700,000 shares included in the Private Placement Units. The shares of Class A common stock included in the Private Placement Units do not contain the same redemption features contained in the Public Shares.

Class B Common Stock — The Company is authorized to issue 40,000,000 shares of Class B common stock, par value $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. As of both June 30, 2022 and December 31, 2021, there were 7,500,000 shares of Class B common stock issued and outstanding. In connection with the underwriter advising the Company that it would not exercise its over-allotment option, the Sponsor forfeited 1,125,000 shares of Class B common stock, such that the initial stockholders would collectively own 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering (not including the Private Placement Shares).

Prior to the consummation of the Business Combination, only holders of Class B common stock have the right to vote on the election of directors. Holders of Class A common stock are not entitled to vote on the election of directors during such time. Holders of Class A common stock and Class B common stock vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of the Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination).

In October 2020, the Sponsor returned to the Company, at no cost, an aggregate of 5,750,000 Founder Shares, which the Company cancelled, and in January 2021, the Sponsor returned to the Company, at no cost, an aggregate of 5,750,000 Founder Shares, which the Company cancelled. On February 23, 2021, the Sponsor forfeited 1,125,000 shares of Class B common stock, resulting in an aggregate of 7,500,000 Founder Shares outstanding and held by the Sponsor and two of the independent directors of the Company. Information contained in the unaudited condensed consolidated financial statements has been retroactively adjusted for this split and cancellation.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of both June 30, 2022 and December 31, 2021, there were no shares of preferred stock issued or outstanding.

Note 6 — Stockholders’ Equity

Class A Common Stock — The Company is authorized to issue 160,000,000 shares of Class A common stock, par value $0.0001 per share. As of December 31, 2021, there were 700,000 shares of Class A common stock issued and outstanding, excluding 30,000,000 shares subject to possible redemption. As of December 31, 2020, there were no shares of Class A common stock issued or outstanding. The outstanding Class A common stock as of December 31, 2021 includes 700,000 shares included in the Private Placement Units. The shares of Class A common stock included in the Private Placement Units do not contain the same redemption features contained in the Public Shares.

Class B Common Stock — The Company is authorized to issue 40,000,000 shares of Class B common stock, par value $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. As of December 31, 2021 and 2020, there were 7,500,000 and 8,625,000 shares of Class B common stock issued and outstanding, respectively. In connection with the underwriter advising the Company that it would not exercise its over-allotment option, the Sponsor forfeited 1,125,000 shares of Class B common stock, such that the initial stockholders would collectively own 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering (not including the Private Placement Shares).

Prior to the consummation of the Business Combination, only holders of Class B common stock have the right to vote on the election of directors. Holders of Class A common stock are not entitled to vote on the election of directors during such time. Holders of Class A common stock and Class B common stock vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of the Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination).

In October 2020, the Sponsor returned to the Company, at no cost, an aggregate of 5,750,000 Founder Shares, which the Company cancelled, and in January 2021, the Sponsor returned to the Company, at no cost, an aggregate of 5,750,000 Founder Shares, which the Company cancelled. On February 23, 2021, the Sponsor forfeited 1,125,000 shares of Class B common stock, resulting in an aggregate of 7,500,000 Founder Shares outstanding and held by the Sponsor and independent directors of the Company. Information contained in the consolidated financial statements have been retroactively adjusted for this split and cancellation.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of both December 31, 2021 and 2020, there were no shares of preferred stock issued or outstanding.